Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 55,073	€ 54,853	€ 54,853
Reserves	23,292	17,449	13,043
Retained earnings	9,493	10,033	6,448
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 87,858	€ 82,335	€ 74,344